Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues
Schedule of revenues disaggregated by revenue category

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue
On-demand delivery solution services	1,499,091	1,039,194	145,066
Mobility service solutions	100,491	57,442	8,019
Housekeeping services	15,973	21,972	3,067
Others	4,383	12,787	1,785
Total revenues	1,619,938	1,131,395	157,937